Financial Instruments and Related Risk Management (Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets and liability [Line Items]
Cash and cash equivalents	$ 701	$ 853	$ 941
Investment at FVTOCI (Note 15)	10	221
Notes and debentures	513	1,037
Long-term debt (Note 18)	9,350	8,881
Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument assets	20	22
Investment at FVTOCI (Note 15)	10	221
Recurring fair value measurement [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	(8)	(33)
Marketable Securities [Member] | Recurring fair value measurement [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	148	108
Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	500	999
Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	13	38
Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	9,337	8,866
Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	13	15
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument assets	0	0
Investment at FVTOCI (Note 15)	0	211
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Marketable Securities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	32	23
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	500	1,002
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	0
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	5,676	3,309
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	0	0
Level 2 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument assets	20	22
Investment at FVTOCI (Note 15)	0	0
Level 2 of fair value hierarchy [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	(8)	(33)
Level 2 of fair value hierarchy [Member] | Marketable Securities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	116	85
Level 2 of fair value hierarchy [Member] | Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	0
Level 2 of fair value hierarchy [Member] | Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	13	38
Level 2 of fair value hierarchy [Member] | Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	3,274	4,953
Level 2 of fair value hierarchy [Member] | Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	13	15
Level 3 of fair value hierarchy [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument assets	0	0
Investment at FVTOCI (Note 15)	10	10
Level 3 of fair value hierarchy [Member] | Derivative Instruments Liabilities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Derivative instrument liabilities	0	0
Level 3 of fair value hierarchy [Member] | Marketable Securities [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other current financial assets-marketable securities	0	0
Level 3 of fair value hierarchy [Member] | Notes and Debentures Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	0
Level 3 of fair value hierarchy [Member] | Fixed And Floating Rate Debt Current Portion [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Notes and debentures	0	0
Level 3 of fair value hierarchy [Member] | Notes and Debentures Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	0	0
Level 3 of fair value hierarchy [Member] | Fixed and Floating Rate Debt Long Term Debt [Member] | Financial liabilities at amortised cost, class [Member]
Disclosure of fair value measurement of assets and liability [Line Items]
Other Long-Term Debt	$ 0	$ 0